Long-term Debt - Term bank loans/ Credit facilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 15, 2012 Deutsche Bank Luxembourg - 1st facility	May 15, 2012 Deutsche Bank Luxembourg - 2nd facility	Dec. 31, 2012 Credit facility - DNB Bank ASA	Dec. 31, 2011 Credit facility - DNB Bank ASA
Debt Instrument [Line Items]
Debt Instrument - carrying amount	$ 2,907,500	$ 2,779,167	$ 495,000	$ 495,000	$ 0	$ 522,500
Debt Instrument - variable rate basis	LIBOR
Long-term debt bearing fixed interest	$ 458,333